Property, plant and equipment - PPE held as collateral and Impairment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, pledged as security	R$ 141,821	R$ 119,707
Discount rate applied to cash flow projections	20.19%
Growth rate used to extrapolate cash flow projections	3.40%